Distributions of Available Cash (Details) (USD $)	3 Months Ended												6 Months Ended	12 Months Ended
	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 27, 2008	Mar. 24, 2012	Sep. 24, 2011
Distributions of Available Cash [Abstract]
Distributions to its partners (in days)													45D	45D
Declaration date of quarterly distribution													April 19, 2012
Quarterly distribution (in dollars per unit)	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.8525	$ 0.8500	$ 0.8450	$ 0.8400	$ 0.8350	$ 0.8300	$ 0.8250	$ 0.8150	$ 0.8100	$ 0.8525
Common Unit distribution on an annualized basis (in dollars per unit)													$ 3.41
Distribution date of quarterly distribution													May 8, 2012
Date of record of quarterly distribution													May 1, 2012